Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Spot Rate [Member]
1 US$ = RMB
Currency exchange rates	7.2993	7.0999	6.8983
Average Rate [Member]
1 US$ = RMB
Currency exchange rates	7.1957	7.0809	6.7299